Segment Information and Revenue Analysis	6 Months Ended
Mar. 31, 2026
Segment Information and Revenue Analysis [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

3. Segment information and revenue analysis

We follow ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. We believe that we operate in two business segments which comprised of sales of yarns and sales of finished garments; and we operate in one geographical location China.

Revenues are recognized when control of the goods are transferred to our customers in an amount that reflects the considerations we expect to be entitled to and receive in exchange for good delivered.

We disaggregate our revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales revenues comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	16,766,803	92%	8,837,016	1,281,098	92%
Sales of finished garments	1,464,160	8%	757,234	109,776	8%
	18,230,963	100%	9,594,250	1,390,874	100%

Direct costs comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	17,735,008	94%	8,252,590	1,196,374	93%
Sales of finished garments	1,188,273	6%	618,303	89,635	7%
	18,923,281	100%	8,870,893	1,286,009	100%

Gross profit comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	(968,205)	140%	584,426	84,724	81%
Sales of finished garments	275,887	(40)%	138,931	20,141	19%
	(692,318)	100%	723,357	104,865	100%